PSF Global Portfolio Expense Example, No Redemption - PSF Global Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 75
Expense Example, No Redemption, 3 Years	294
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,211
Class III
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	372
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	$ 1,498